Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Trade and Other Receivables

(14)   Trade and Other Receivables

Details at 31 December 2021 and 2020 are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Trade receivables	324,442	404,771
Receivables from associates (note 31)	131,764	1,447
Impairment losses (note 30)	(24,009)	(22,985)
Trade receivables	432,197	383,233
Other receivables (note 30)	11,014	8,324
Personnel	654	822
Advance payments (note 30)	6,210	16,053
Taxation authorities, VAT recoverable	35,389	38,747
Other public entities	1,796	8,414
Other receivables	55,063	72,360
Current income tax assets	12,448	64,565
Total trade and other receivables	499,708	520,158

Other receivables

During 2021, 2020 and 2019 the Grifols Group has sold receivables without recourse to some financial institutions (factors), to which the risks and benefits inherent to the ownership of the assigned credits are substantially transferred. Also, the control over the assigned credits, understood as the factor’s ability to sell them to an unrelated third party, unilaterally and without restrictions, has been transferred to the factor.

The main conditions of these contracts include the advanced collection of the assigned credits that vary between 70%and 100% of the nominal amount and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the assigned credits.

These contracts have been considered as without recourse factoring and the amount advanced by the factors has been derecognized from the balance sheet

Likewise, in financial years 2021 and 2020, some receivables assignment contracts were signed with a financial institution, in which Grifols retains the risks and benefits inherent to the ownership of the assigned credits. These contracts have been considered as with resource and the assigned amount remains in the consolidated balance sheet at 31 December 2021 and a short-term debt has been recognized for an amount equal to the consideration received from the factor for the assignment. The amount recognized is Euros 23,450 thousand at 31 December 2021 (Euros 18,264 thousand at 31 December 2020) (see note 21).

Total receivables without recourse sold to financial institutions through the aforementioned contracts in 2021 amount to Euros 2,975,343 thousand (Euros 2,735,973 thousand in 2020 and Euros 1,593,260 thousand in 2019).

The financial cost of credit rights sold for the Group totals approximately Euros 10,292 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2021 (Euros 10,964 thousand in 2020 and Euros 9,171 thousand in 2019) (see note 27).

Details of balances with related parties are shown in note 31.